Pledged assets, guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of assets pledged, Guarantees And Commitments [Abstract]
Disclosure of detailed information about pledged assets	The following table provides details of the Group’s pledged assets.

	December 31, 2025	December 31, 2024
Pledged assets
Assets pledged for own liabilities
Pledged consumer receivables ....................................................................................................	$2,319	$—
Pledged treasury bills chargeable at central banks, etc., and pledged bonds and other interest-bearing securities .................................................................................................	2	2
Other pledged assets .....................................................................................................................	13	3
Total ...................................................................................................................................................	$2,334	$5

Disclosure of detailed information about commitments and guarantees

	December 31, 2025	December 31, 2024
Commitments for loan funding ....................................................................................................	$3,963	$1,655
Guarantees .......................................................................................................................................	—	—
Total ...................................................................................................................................................	$3,963	$1,655